Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 30, 2012
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary): | Touchstone Small Cap Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALL CAP VALUE OPPORTUNITIES FUND
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

SMALL CAP VALUE OPPORTUNITIES FUND

Supplement to the Prospectus and Summary Prospectus Dated October 30, 2012

The Fund’s Principal Investment Strategies

Thompson, Siegel & Walmsley LLC, sub-adviser to the Touchstone Small Cap Value Opportunities Fund (the “Fund”), has determined that its quantitative optimization procedure described in the Fund’s Prospectus is ancillary to the Fund’s core investment strategy and therefore should not be included in the discussion of the Fund’s principal investment strategies.

Accordingly, the following replaces the section of the Prospectus and Summary Prospectus entitled, “The Fund’s Principal Investment Strategies”:

“The Fund normally invests at least 80% of its assets in equity securities of small-cap companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 2000® Value Index (between approximately $26 million and $5.2 billion as of October 31, 2012).  The size of the companies in the Russell 2000® Value Index will change with market conditions.  Equity securities include common and preferred stocks.

Thompson, Siegel & Walmsley LLC (“TS&W”), the Fund’s sub-advisor, primarily invests in common stocks.  TS&W seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.  TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen.  Parts one and two of the screen attempt to assess a company’s discount to private market value relative to other small-cap stocks.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company’s recent price action.

TS&W’s analysts also explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including but not limited to sell-side research, company filings, and trade periodicals.  The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

TS&W generally considers selling a security when the catalyst for the investment is no longer valid, when TS&W believes that another stock will have a higher expected return, or for portfolio risk management.”

Supplement Closing	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Touchstone Small Cap Value Opportunities Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOAX
Touchstone Small Cap Value Opportunities Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOCX
Touchstone Small Cap Value Opportunities Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOIX
Touchstone Small Cap Value Opportunities Fund | Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOYX